7. CAPITAL AND RESERVES: Schedule of continuity of finder's options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finder's Options Outstanding, Number of Options	662,850	769,400	846,900
Finder's Options Outstanding, Number of Options Issued	0	411,250	468,000
Finder's Options Outstanding, Number of Options Exercised	0	(453,000)	0
Finder's Options Outstanding, Number of Options Expired	(152,600)	(64,800)	(545,500)
Finder's Options Outstanding, Number of Options	510,250	662,850	769,400
Finder's Options, Weighted Average Exercise Price	$ 0.13	$ 0.13	$ 0.16
Finder's Options, Weighted Average Exercise Price, Issued	0	0.10	0.10
Finder's Options, Weighted Average Exercise Price, Exercised	0	0.10	0
Finder's Options, Weighted Average Exercise Price, Expired	0.25	0.10	0.15
Finder's Options, Weighted Average Exercise Price	$ 0.10	$ 0.13	$ 0.13
Weighted average remaining contractual life, Finder's options	1 year 3 months 25 days	1 year 11 months 4 days
Option 1
Finder's Option, Expiry Date	Aug. 22, 2017
Finder's Option, Exercise Price	$ 0.25
Finder's Option, Number of Options	152,600
Finder's Option, Number of Options Issued	0
Finder's Option, Number of Options Exercised	0
Finder's Option, Number of Options Expired	(152,600)
Finder's Option, Number of Options	0	152,600
Option 2
Finder's Option, Expiry Date	Jul. 14, 2018
Finder's Option, Exercise Price	$ 0.10
Finder's Option, Number of Options	99,000
Finder's Option, Number of Options Issued	0
Finder's Option, Number of Options Exercised	0
Finder's Option, Number of Options Expired	0
Finder's Option, Number of Options	99,000	99,000
Option 3
Finder's Option, Expiry Date	Jul. 04, 2019
Finder's Option, Exercise Price	$ 0.10
Finder's Option, Number of Options	411,250
Finder's Option, Number of Options Issued	0
Finder's Option, Number of Options Exercised	0
Finder's Option, Number of Options Expired	0
Finder's Option, Number of Options	411,250	411,250
Option 4
Finder's Option, Expiry Date		Sep. 24, 2016
Finder's Option, Exercise Price		$ 0.10
Finder's Option, Number of Options	0	148,800
Finder's Option, Number of Options Issued		0
Finder's Option, Number of Options Exercised		(84,000)
Finder's Option, Number of Options Expired		(64,800)
Finder's Option, Number of Options		0	148,800
Option 5
Finder's Option, Expiry Date		Aug. 22, 2017
Finder's Option, Exercise Price		$ 0.25
Finder's Option, Number of Options	152,600	152,600
Finder's Option, Number of Options Issued		0
Finder's Option, Number of Options Exercised		0
Finder's Option, Number of Options Expired		0
Finder's Option, Number of Options		152,600	152,600
Option 6
Finder's Option, Expiry Date		Jul. 14, 2018
Finder's Option, Exercise Price		$ 0.10
Finder's Option, Number of Options	99,000	468,000
Finder's Option, Number of Options Issued		0
Finder's Option, Number of Options Exercised		(369,000)
Finder's Option, Number of Options Expired		0
Finder's Option, Number of Options		99,000	468,000
Option 7
Finder's Option, Expiry Date		Jul. 04, 2019
Finder's Option, Exercise Price		$ 0.10
Finder's Option, Number of Options	411,250	0
Finder's Option, Number of Options Issued		411,250
Finder's Option, Number of Options Exercised		0
Finder's Option, Number of Options Expired		0
Finder's Option, Number of Options		411,250	0
Option 8
Finder's Option, Expiry Date			Oct. 04, 2015
Finder's Option, Exercise Price			$ 0.15
Finder's Option, Number of Options		0	545,500
Finder's Option, Number of Options Issued			0
Finder's Option, Number of Options Exercised			0
Finder's Option, Number of Options Expired			(545,500)
Finder's Option, Number of Options			0
Option 9
Finder's Option, Expiry Date			Sep. 24, 2016
Finder's Option, Exercise Price			$ 0.10
Finder's Option, Number of Options		148,800	148,800
Finder's Option, Number of Options Issued			0
Finder's Option, Number of Options Exercised			0
Finder's Option, Number of Options Expired			0
Finder's Option, Number of Options			148,800
Option 10
Finder's Option, Expiry Date			Aug. 22, 2017
Finder's Option, Exercise Price			$ 0.25
Finder's Option, Number of Options		152,600	152,600
Finder's Option, Number of Options Issued			0
Finder's Option, Number of Options Exercised			0
Finder's Option, Number of Options Expired			0
Finder's Option, Number of Options			152,600
Option 11
Finder's Option, Expiry Date			Jul. 14, 2018
Finder's Option, Exercise Price			$ 0.10
Finder's Option, Number of Options		468,000	0
Finder's Option, Number of Options Issued			468,000
Finder's Option, Number of Options Exercised			0
Finder's Option, Number of Options Expired			0
Finder's Option, Number of Options			468,000